POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED APRIL 4, 2014 TO THE
SUMMARY PROSPECTUS DATED FEBRUARY 28, 2014 OF:

PowerShares S&P Emerging Markets High Beta Portfolio

Effective April 5, 2014, Joshua Betts no longer is a Portfolio Manager of the PowerShares S&P Emerging Markets High Beta Portfolio. Accordingly, on that date, all information and references related to him are hereby removed from the Summary Prospectus.

Please Retain This Supplement For Future Reference.

P-EEHB-SUMPRO-1 SUP-1 040414